Note 5 - Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Option Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at September 30, 2021	24,899,014	$0.29	1.83	$140,151
Awarded	675,000	0.06	—	—
Forfeited/Cancelled	(3,083,818)	0.33	—	—
Outstanding at June 30, 2022	22,490,196	0.28	1.47	—
Vested at June 30, 2022	19,135,976	0.31	1.70	—
Vested and expected to vest at June 30, 2022	22,490,196	0.28	1.47	—

		Weighted	Average	Weighted
	Option	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2020	18,248,346	$0.36	2.59	$79,330
Awarded	7,375,000	$0.12	-	-
Forfeited/Cancelled	(724,332)	$0.44	-	-
Outstanding at September 30, 2021	24,899,014	$0.29	1.83	$140,151
Vested at September 30, 2021	18,814,908	$0.35	2.17	$17,122
Vested and expected to vest at September 30, 2021	24,899,014	$0.29	1.83	$140,151

Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Nine Months Ended
	June 30, 2022	June 30, 2021

Non Vested at September 30, 2021 and 2020	450,000	—
Awarded	—	550,000
Vested	(275,000)	(550,000)
Forfeited	—	—
Non Vested at June 30, 2022 and 2021	175,000	—
	Nine Months Ended
	June 30, 2022	June 30, 2021
Non Vested at September 30, 2021 and 2020	$0.10	$—
Awarded	—	0.19
Vested	(0.10)	(0.19)
Forfeited	—	—
Non Vested at June 30, 2022 and 2021	$0.10	$—